Common Stock and Stockholders' Deficit - Shares Reserved for Future Issuance (Details) - shares shares in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Redeemable convertible preferred stock (in shares)	61,332	61,332	61,332
Stock options outstanding (in shares)	19,511	15,125	13,596
Shares reserved for future award issuances (in shares)	2,266	4,044	7,763
Total (in shares)	83,318	80,501	82,691